NOTES PAYABLE (Tables) - Standard Waste Services L L C [Member]	3 Months Ended
Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NOTES PAYABLE

Notes payable at March 31, 2024 and December 31, 2023 can be summarized as follows:

	March 31, 2024	December 31, 2023

Note payable to third-party individual, secured by underlying assets, due in equal monthly payments of $6,500, beginning November 2017 and due December 2027 in full, plus interest of 5.00% per annum.	$516,777	$525,381

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,576, beginning January 2019 and due December 2023 in full, plus interest of 12.07% per annum. This note as of March 31, 2024 is currently in default.	2,550	7,574

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,315, beginning March 2019 and due March 2024 in full, plus interest of 11.27% per annum. This note as of March 31, 2024 is currently in default.	9,048	15,616

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,663, beginning May 2019 and due March 2024 in full, plus interest of 11.89% per annum. This note as of March 31, 2024 is currently in default.	7,832	15,437

Subtotal	$536,207	$564,008

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 5 – NOTES PAYABLE – Continued

	March 31, 2024	December 31, 2023

Subtotal from previous page	$536,207	$564,008

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,503, beginning May 2019 and due April 2024 in full, plus interest of 10.59% per annum.	10,158	14,324

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,510, beginning June 2019 and due May 2024 in full, plus interest of 11.08% per annum.	20,393	30,176

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,639, beginning August 2019 and due July 2024 in full, plus interest of 12.56% per annum.	10,287	17,727

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,384, beginning February 2020 and due February 2025 in full, plus interest of 7.61% per annum.	35,851	45,204

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,619, beginning March 2020 and due March 2024 in full, plus interest of 8.73% per annum.	6,361	11,013

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,902, beginning June 2020 and due June 2026 in full, plus interest of 5.50% per annum.	48,198	53,195

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,016, beginning July 2020 and due July 2025 in full, plus interest of 12.51% per annum.	29,566	34,584

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,239, beginning July 2020 and due July 2025 in full, plus interest of 12.41% per annum.	32,868	38,451

Note payable to bank, secured by underlying assets, due in equal monthly payments of $979, beginning August 2020 and due August 2026 in full, plus interest of 5.50% per annum.	26,521	29,069

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,079, beginning November 2020 and due October 2025 in full, plus interest of 9.40% per annum.	34,777	40,113

Subtotal	$791,187	$877,864

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 5 – NOTES PAYABLE – Continued

	March 31, 2024	December 31, 2023

Subtotal from previous page	$791,187	$877,864

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,940, beginning November 2020 and due October 2025 in full, plus interest of 9.42% per annum.	27,436	31,407

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,829, beginning December 2020 and due December 2025 in full, plus interest of 6.25% per annum.	56,135	63,666

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,162, beginning December 2020 and due September 2025 in full, plus interest of 8.88% per annum.	42,827	49,428

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,033, beginning March 2021 and due March 2026 in full, plus interest of 5.99% per annum.	45,865	51,222

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,855, beginning May 2021 and due May 2026 in full, plus interest of 6.95% per annum.	68,311	75,603

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,967, beginning August 2021 and due August 2028 in full, plus interest of 6.10% per annum.	137,502	144,271

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,275, beginning August 2021 and due August 2026 in full, plus interest of 6.92% per annum.	60,580	66,289

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,176, beginning September 2021 and due September 2026 in full, plus interest of 6.72% per annum.	87,472	95,440

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,225, beginning November 2021 and due November 2026 in full, plus interest of 6.73% per annum.	94,226	102,226

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,586, beginning December 2021 and due December 2026 in full, plus interest of 5.99% per annum.	108,868	117,906

Subtotal	$1,520,409	$1,675,322

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 5 – NOTES PAYABLE – Continued

	March 31, 2024	December 31, 2023

Subtotal from previous page	$1,520,409	$1,675,322

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,134, beginning February 2022 and due February 2026 in full, plus interest of 7.50% per annum.	66,938	74,982

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,000, beginning March 2022 and due February 2029 in full, plus interest of 4.99% per annum.	158,516	165,428

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,063, beginning April 2022 and due April 2029 in full, plus interest of 5.64% per annum.	164,399	171,205

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,381, beginning July 2022 and due July 2029 in full, plus interest of 6.29% per annum.	183,441	190,626

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,427, beginning July 2022 and due July 2026 in full, plus interest of 7.90% per annum.	87,372	95,816

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,674, beginning July 2022 and due August 2027 in full, plus interest of 4.91% per annum.	131,700	141,455

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,674, beginning July 2022 and due August 2027 in full, plus interest of 4.91% per annum.	131,700	141,455

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,071, beginning July 2022 and due August 2027 in full, plus interest of 9.26% per annum.	107,578	114,199

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,446, beginning November 2022 and due November 2027 in full, plus interest of 8.50% per annum.	55,562	58,676

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,850, beginning March 2023 and due January 2029 in full, plus interest of 6.76% per annum.	92,646	96,587

Subtotal	$2,700,261	$2,925,751

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 5 – NOTES PAYABLE – Continued

	2024	2023

Subtotal from previous page	$2,700,261	$2,925,751

Note payable to bank, secured by underlying assets, due in equal monthly payments of $5,590, beginning March 2023 and due March 2028 in full, plus interest of 7.35% per annum.	231,857	244,214

Note payable to bank, secured by underlying asset, due in equal monthly payments of $4,213, beginning December 2023 and due December 2030 in full, plus interest of 8.47% per annum.	259,235	266,434

Note payable to bank, secured by underlying asset, due in equal monthly payments of $4,269, beginning December 2023 and due December 2030 in full, plus interest of 8.90% per annum.	259,248	266,184

Total notes payable	3,450,601	3,702,583

Less: current portion of notes payable	942,738	982,060

Notes payable - long-term portion	$2,507,863	$2,720,523

SCHEDULE OF PRINCIPAL PAYMENTS ON NOTES PAYABLE

Principal payments on notes payable for the next five years as of March 31 and thereafter as follows:

2025	$942,738
2026	815,446
2027	580,151
2028	701,595
2029	226,547
Thereafter	184,124
Total	$3,450,601